Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Absolute Return Income Opportunities Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	(1.44%)	[1]	0.87%	[1]	0.32%	[1]	May 27, 2014	[1]	0.58%	1.16%	0.88%	1.57%	[2]	1.13%	[2]	0.34%	[2]	May 27, 2014	[2]	0.58%	1.16%	0.88%	3.23%	1.65%	0.85%	May 27, 2014	0.58%	1.16%	0.88%	3.56%	2.10%	1.31%	May 27, 2014	2.83%	0.92%	0.25%	May 27, 2014	2.10%	[3]	1.10%	[3]	0.54%	[3]	May 27, 2014	[3]	0.58%	1.16%	0.88%	3.74%	2.16%	1.36%	May 27, 2014	0.58%	1.16%	0.88%	2.97%	1.41%	0.62%	May 27, 2014	0.58%	1.16%	0.88%	3.39%	1.91%	1.12%	May 27, 2014	0.58%	1.16%	0.88%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.